Long-term debt, current and non current, textuals 2 (Details) ([RbsCreditFacilityMember], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
[RbsCreditFacilityMember]
Line Of Credit Facility [Line Items]
Weighted average interest rate	3.28%	3.16%
Interest costs incurred on bank-debt	$ 3,282	$ 3,029	$ 2,652
Commitment fee amount	$ 0	$ 53	$ 150